UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	30,176	$3,786,786
United Technologies Corp.	20,583	2,404,918

		$6,191,704

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	48,491	$2,540,444

		$2,540,444

Airlines — 0.9%
Delta Air Lines, Inc.	66,061	$2,289,014

		$2,289,014

Auto Components — 0.6%
TRW Automotive Holdings Corp.(1)	19,454	$1,587,835

		$1,587,835

Automobiles — 0.6%
Volkswagen AG	5,967	$1,513,844

		$1,513,844

Banks — 8.5%
Bank of America Corp.	299,572	$5,152,639
Citigroup, Inc.	95,117	4,527,569
JPMorgan Chase & Co.	98,109	5,956,197
Regions Financial Corp.	243,366	2,703,796
SunTrust Banks, Inc.	70,692	2,812,835

		$21,153,036

Beverages — 1.5%
Constellation Brands, Inc., Class A(1)	30,402	$2,583,258
PepsiCo, Inc.	15,248	1,273,208

		$3,856,466

Biotechnology — 1.7%
Gilead Sciences, Inc.(1)	60,588	$4,293,266

		$4,293,266

Capital Markets — 3.0%
Blackstone Group LP (The)	101,437	$3,372,780
Invesco, Ltd.	111,732	4,134,084

		$7,506,864

Chemicals — 2.9%
E.I. du Pont de Nemours & Co.	19,382	$1,300,532

Security	Shares	Value
Eastman Chemical Co.	12,000	$1,034,520
LyondellBasell Industries NV, Class A	23,848	2,121,041
Monsanto Co.	17,679	2,011,340
PPG Industries, Inc.	3,824	739,791

		$7,207,224

Communications Equipment — 1.1%
QUALCOMM, Inc.	9,670	$762,576
Telefonaktiebolaget LM Ericsson ADR	139,415	1,858,402

		$2,620,978

Consumer Finance — 1.7%
American Express Co.	13,681	$1,231,700
Discover Financial Services	53,000	3,084,070

		$4,315,770

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	123,631	$5,881,127

		$5,881,127

Electric Utilities — 2.0%
Edison International	34,111	$1,931,024
NextEra Energy, Inc.	32,221	3,080,972

		$5,011,996

Electrical Equipment — 2.4%
Eaton Corp. PLC	27,200	$2,043,264
Emerson Electric Co.	32,164	2,148,555
Rockwell Automation, Inc.	14,933	1,859,905

		$6,051,724

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	169,102	$3,520,704

		$3,520,704

Energy Equipment & Services — 0.9%
FMC Technologies, Inc.(1)	42,522	$2,223,475

		$2,223,475

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	21,858	$2,441,101

		$2,441,101

Food Products — 2.4%
Hershey Co. (The)	20,474	$2,137,485
Mondelez International, Inc., Class A	110,787	3,827,691

		$5,965,176

Security	Shares	Value
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	90,261	$3,475,951
Stryker Corp.	39,964	3,255,867

		$6,731,818

Health Care Providers & Services — 2.1%
Aetna, Inc.	5,500	$412,335
Express Scripts Holding Co.(1)	11,341	851,596
McKesson Corp.	7,565	1,335,752
UnitedHealth Group, Inc.	33,041	2,709,031

		$5,308,714

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	15,571	$2,117,345

		$2,117,345

Household Products — 0.8%
Colgate-Palmolive Co.	32,490	$2,107,626

		$2,107,626

Industrial Conglomerates — 0.7%
General Electric Co.	65,241	$1,689,090

		$1,689,090

Insurance — 1.3%
MetLife, Inc.	62,951	$3,323,813

		$3,323,813

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	9,917	$3,337,269
priceline.com, Inc.(1)	800	953,512

		$4,290,781

Internet Software & Services — 4.4%
eBay, Inc.(1)	41,814	$2,309,806
Facebook, Inc., Class A(1)	46,359	2,792,666
Google, Inc., Class A(1)	5,322	5,931,422

		$11,033,894

IT Services — 2.1%
Accenture PLC, Class A	15,472	$1,233,428
Visa, Inc., Class A	18,161	3,920,233

		$5,153,661

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	12,110	$1,456,106

		$1,456,106

Security	Shares	Value
Machinery — 2.2%
Caterpillar, Inc.	37,251	$3,701,632
Donaldson Co., Inc.	41,331	1,752,434

		$5,454,066

Media — 3.7%
Cinemark Holdings, Inc.	43,800	$1,270,638
Comcast Corp., Class A	63,135	3,158,013
Lions Gate Entertainment Corp.	113,000	3,020,490
Walt Disney Co. (The)	23,085	1,848,416

		$9,297,557

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	25,275	$835,844

		$835,844

Multi-Utilities — 1.1%
Sempra Energy	28,948	$2,801,009

		$2,801,009

Multiline Retail — 1.5%
Dollar General Corp.(1)	26,718	$1,482,315
Macy’s, Inc.	38,700	2,294,523

		$3,776,838

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	14,454	$1,225,121
Chevron Corp.	25,811	3,069,186
ConocoPhillips	52,563	3,697,807
EOG Resources, Inc.	3,577	701,700
Exxon Mobil Corp.	13,021	1,271,891
Kinder Morgan, Inc.	63,791	2,072,570
Occidental Petroleum Corp.	68,974	6,572,532
Phillips 66	30,694	2,365,280
Range Resources Corp.	18,247	1,513,954

		$22,490,041

Paper & Forest Products — 0.3%
International Paper Co.	14,500	$665,260

		$665,260

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	32,594	$2,179,887

		$2,179,887

Pharmaceuticals — 6.0%
Allergan, Inc.	17,541	$2,176,838
Merck & Co., Inc.	77,246	4,385,255
Pfizer, Inc.	133,924	4,301,639

Security	Shares	Value
Roche Holding AG ADR	38,668	$1,458,557
Shire PLC ADR	17,000	2,525,010

		$14,847,299

Professional Services — 0.3%
TriNet Group, Inc.(1)	29,938	$637,979

		$637,979

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	12,144	$994,229
AvalonBay Communities, Inc.	13,375	1,756,405
Simon Property Group, Inc.	12,076	1,980,464

		$4,731,098

Road & Rail — 0.7%
CSX Corp.	61,000	$1,767,170

		$1,767,170

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	50,020	$2,941,676

		$2,941,676

Software — 2.2%
A10 Networks, Inc.(1)	96,848	$1,456,594
Microsoft Corp.	49,237	2,018,225
Oracle Corp.	47,431	1,940,402

		$5,415,221

Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A	25,000	$962,500
AutoNation, Inc.(1)	33,661	1,791,775
Home Depot, Inc. (The)	40,871	3,234,122
Restoration Hardware Holding, Inc.(1)	19,206	1,413,369
Ross Stores, Inc.	35,001	2,504,322

		$9,906,088

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.(2)	15,555	$8,348,991
Hewlett-Packard Co.	133,517	4,320,610
NCR Corp.(1)	69,095	2,525,422

		$15,195,023

Tobacco — 1.6%
Altria Group, Inc.	67,312	$2,519,488
Reynolds American, Inc.	27,511	1,469,638

		$3,989,126

Total Common Stocks — 98.8% (identified cost $191,897,342)		$246,315,778

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Halliburton Co.	220	$60.00	5/17/14	$33,550
Lions Gate Entertainment Corp.	945	27.00	4/19/14	106,312
McDonald’s Corp.	150	105.00	1/17/15	24,750
Occidental Petroleum Corp.	500	95.00	5/17/14	130,500
T-Mobile US, Inc.	259	34.00	4/4/14	6,864

Total Call Options Purchased (identified cost $219,197)				$301,976

Short-Term Investments — 0.7%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)			$1,735	$1,735,282

Total Short-Term Investments (identified cost $1,735,282)				$1,735,282

Total Investments — 99.6% (identified cost $193,851,821)				$248,353,036

Call Options Written — (0.0)%(4)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Halliburton Co.	220	$65.00	5/17/14	$(5,940)
Range Resources Corp.	182	90.00	4/19/14	(3,185)
Restoration Hardware Holding, Inc.	140	75.00	4/19/14	(23,450)

Total Call Options Written (premiums received $35,405)				$(32,575)

Put Options Written — (0.1)%
Security	Number of Contracts	Strike Price	Expiration Date	Value
Halliburton Co.	220	$52.50	5/17/14	$(6,600)
Lions Gate Entertainment Corp.	1,035	24.00	6/21/14	(119,025)
McDonald’s Corp.	150	82.50	1/17/15	(15,825)
Occidental Petroleum Corp.	500	80.00	5/17/14	(5,250)
Peabody Energy Corp.	1,455	16.00	4/19/14	(56,745)
T-Mobile US, Inc.	376	31.00	4/4/14	(1,880)
Verizon Communications, Inc.	130	44.00	4/19/14	(520)

Total Put Options Written (premiums received $272,978)				$(205,845)

Other Assets, Less Liabilities — 0.5%				$1,178,504

Net Assets — 100.0%				$249,293,120

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
March 31, 2014 was $1,300.

(4)	Amount is less than (0.05)%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,537,992

Gross unrealized appreciation	$53,972,885
Gross unrealized depreciation	(1,157,841)

Net unrealized appreciation	$52,815,044

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	213	$41,311
Options written	10,109	591,959
Options terminated in closing purchase transactions	(1,071)	(100,224)
Options exercised	(48)	(1,646)
Options expired	(4,795)	(223,017)

Outstanding, end of period	4,408	$308,383

At March 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $301,976 and $238,420, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$30,976,444	$1,513,844		$—	$32,490,288
Consumer Staples	20,539,382	—		—	20,539,382
Energy	24,713,516	—		—	24,713,516
Financials	41,030,581	—		—	41,030,581
Health Care	32,637,203	—		—	32,637,203
Industrials	26,621,191	—		—	26,621,191
Information Technology	45,881,157	—		—	45,881,157
Materials	8,708,328	—		—	8,708,328
Telecommunication Services	5,881,127	—		—	5,881,127
Utilities	7,813,005	—		—	7,813,005
Total Common Stocks	$244,801,934	$1,513,844	*	$—	$246,315,778
Call Options Purchased	$301,976	$—		$—	$301,976
Short-Term Investments	—	1,735,282		—	1,735,282
Total Investments	$245,103,910	$3,249,126		$—	$248,353,036

Liability Description
Call Options Written	$(32,575)	$—		$—	$(32,575)
Put Options Written	(205,845)	—		—	(205,845)
Total	$(238,420)	$—		$—	$(238,420)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014